Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	BONDBLOXX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001879238
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2024
Prospectus Date	rr_ProspectusDate	Nov. 29, 2024
BondBloxx Private Credit CLO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BONDBLOXX PRIVATE CREDIT CLO ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BondBloxx Private Credit CLO ETF (the “Fund”) seeks capital preservation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund.

You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs, may cause the Fund to incur increased expenses and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this prospectus (the “Prospectus”).

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a newly-organized, actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private credit collateralized loan obligations (“CLOs”). A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans and subordinated corporate loans and privately placed loans. The term “private credit” refers to lending activity that occurs outside of the broadly-syndicated markets where banks and other traditional lenders place an issuer’s debt obligations across a wide range of investors. For purposes of the Fund’s 80% policy, the Fund expects private credit CLOs to be CLOs in which at least 80% of each such CLO consists of a pool of loans to companies that are privately-owned and do not issue equity securities in the public markets (“private credit CLOs,” also commonly known as “middle market CLOs”). The companies underlying these private credit CLOs can be companies of any size, although middle market CLOs are typically backed by pools of loans to small or medium-sized private companies with EBITDA values of $100 million or less. The Fund expects that each private credit CLO will consist of loans where at least 80% of the total companies within the CLO are private or where at least 80% of total loan amounts within the CLO are issued to private companies. The Fund may temporarily deviate from its 80% policy while deploying new capital as the result of the initial seeding of the Fund, as a result of cash creation or redemption activity, or during unusual market conditions such as a downgrade in the rating of one or more private credit CLOs.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in broadly syndicated bank loans, broadly syndicated bank loans CLOs, high yield bonds, investment grade bonds and cash. The Fund will not invest more than 10% of its net assets (plus the amount of any borrowings for investment purposes) in any single CLO. The Fund may invest in floating- and fixed-rate CLOs, but will not invest more than 20% of its net assets (plus the amount of any borrowings for investment purposes) in fixed-rate CLOs. The Fund may purchase CLOs both in the primary and secondary markets. Additionally, the credit obligations in which the Fund invests through its CLO investments may include newly-issued securities, or “new issues,” such as initial debt offerings or newly-issued loans.

The Fund primarily invests in securities rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are determined by the Sub-Adviser (as defined below) to be of comparable quality. The Fund may also invest up to 25% of its net assets (plus the amount of any borrowings for investment purposes) in securities rated below investment grade by an NRSRO (inclusive of private credit CLOs and broadly syndicated loan CLOs), or, if unrated, determined by the Sub-Adviser to be of comparable quality including securities in the lowest rating categories and comparable unrated securities (commonly referred to as “high yield” or “junk bonds”). In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund may invest in the aggregate up to 25% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. dollar denominated instruments. The Fund may seek to limit its risk or enhance returns through derivatives designed to adjust the Fund’s exposure to interest rates, foreign currency, portfolio duration and specific securities or baskets of securities. In selecting investments for the Fund, the Sub-Adviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold.

The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.

The Fund may invest up to 20% of its net assets in certain futures, options and swap contracts, U.S. Treasury obligations, U.S. Government obligations, U.S. agency securities, securities of other registered investment companies, cash and cash equivalents. Instead of, or in addition to, investing directly in particular securities, the Fund may invest in derivative instruments, including futures, forwards, options, swaps, and options on swaps, to try to enhance return or to try to reduce (“hedge”) investment risks.

The Adviser has retained Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, a Delaware statutory trust, to serve as the Fund’s investment sub-adviser (the “Sub-Adviser”). In managing the Fund’s assets, the Sub-Adviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models, and risk management systems. In the top-down economic analysis, the Sub-Adviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the Sub-Adviser’s bottom-up research which informs security selection. In its bottom-up research, the Sub-Adviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The Sub-Adviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Fund has not commenced operations as of the date of this Prospectus, there is no past performance to return. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	In the future, this section will show how the Fund’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 896-5089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bondbloxxetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
BondBloxx Private Credit CLO ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
BondBloxx Private Credit CLO ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.
BondBloxx Private Credit CLO ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below. Any such risk may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

BondBloxx Private Credit CLO ETF | C L O Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CLO Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in investment grade-rated private credit CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even investment grade rated CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others. These risks may be heightened for private credit CLOs, as the portfolios of underlying loans for such CLOs are typically smaller than those of broadly syndicated loan CLOs, and as such, private credit CLOs may not have the same access to the capital markets to potentially mitigate and/or diversify such risks.

BondBloxx Private Credit CLO ETF | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Variable-and floating-rate debt obligations (including CLOs and the portfolio of loans underlying the CLOs), as well as fixed-income debt instruments are subject to the following risks.

●	Liquidity Risk. Liquidity risk refers to the possibility that Fund investments cannot be readily sold within seven calendar days at approximately the price at which the Fund has valued them. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.

●	Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to inflationary trends and the effect of government fiscal and monetary policy initiatives and resulting market reaction to those initiatives.

●	Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates, such as the Secured Overnight Financing Rate (“SOFR”), may not accurately track market interest rates.

●	Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.

●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause a decline in the Fund’s income.

●	Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential. Also, if a security subject to prepayment had been purchased at a premium, the value of the premium would be lost in the event of prepayment.

●	Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

●	Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates.

●	Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or security. The tiered structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.

●	Privately Issued Securities Risk. CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

BondBloxx Private Credit CLO ETF | Collateralized Loan Obligations Leveraging Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Collateralized Loan Obligations Leveraging Risk. CLOs are typically leveraged, and such leverage will magnify the loss on CLO investments, which may in turn magnify the loss experienced by the Fund. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged. The Fund will invest primarily in investment grade rated tranches of CLOs, which generally are less affected by the effects of leverage than more junior tranches.

BondBloxx Private Credit CLO ETF | Below Investment Grade C L O Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Below Investment Grade CLO Risk. Debt securities rated below investment grade (including CLOs) are also referred to as high yield securities or “junk securities.” Such securities may be more sensitive than investment grade CLO securities to economic changes, political changes, industry or sector-specific changes, or adverse developments specific to the underlying loans of a CLO, which may adversely affect the value of the below investment grade CLO security. Below investment grade CLO securities are those rated below investment grade by the primary rating agencies such as S&P, Fitch, and Moody’s or are unrated CLOs of similar quality. The value of lower quality CLO securities is generally more dependent on credit risk than investment grade CLO securities. Issuers of the below investment grade loans that underlie a CLO may not be as strong financially as those issuers with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the below investment grade CLO market is considered to be speculative in nature and can experience sudden and sharp price swings.

BondBloxx Private Credit CLO ETF | C L O Manager Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CLO Manager Risk. CLOs are managed by investment advisers independent of the Adviser and the Sub-Adviser. CLO managers are responsible for selecting, managing and replacing the underlying loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests. This risk may be more pronounced given the Fund’s investments in private credit CLOs.

BondBloxx Private Credit CLO ETF | Middle Market Loan Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Middle Market Loan Risk. Investment in middle market companies involves a number of significant risks. Generally, little public information exists about these companies, and the Fund is required to rely on the ability of the Sub-Adviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Sub-Adviser is unable to uncover all material information about these companies, it may not be able to make a fully informed investment decision, and the Fund may lose money on is investments.

BondBloxx Private Credit CLO ETF | Broadly Syndicated Bank Loans Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Broadly Syndicated Bank Loans Risk. The Fund may invest directly or indirectly in broadly syndicated bank loans. Broadly syndicated bank loans (“BSLs”) are typically originated and structured by banks on behalf of large corporate borrowers. The proceeds of BSLs are often used for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings, and financing capital expenditures. BSLs are typically distributed by the arranging bank to a diverse group of investors primarily consisting of: CLOs; senior secured loan and high yield bond mutual funds; closed-end funds, hedge funds, banks, and insurance companies; and finance companies. A borrower must comply with various covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the broadly syndicated loan. Investments in BSLs may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation. Fluctuations in the market price of securities may affect the value of the BSL’s investments and may increase the risks inherent in such investments. The ability to sell the investments in the market may depend on demand, which may be impracticable or impossible in certain market environments. Despite diversification, high concentration may arise in certain markets. Problems may be encountered in the valuation or sale of certain investments, and in some cases, investments may have to be sold below their value. Some investments may involve assets which are exposed to high market, credit and liquidity risks (including the risk of insolvency or bankruptcy of the borrower). Investments may be leveraged at the level of the investment (e.g., by margin borrowing or otherwise). If the capital gains on the investments acquired with leverage are greater than the interest on the loans, the investment’s assets will increase faster than if no leverage had been used. In the event of price falls, this leverage is outweighed by a more rapid decline in the investment’s assets.

BondBloxx Private Credit CLO ETF | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives, such as swaps, forwards, and futures, involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage because leverage can exaggerate the effect of any increase or decrease in the value of securities and other instruments held by the Fund. Derivatives entail the risk that the counterparty will default on its payment obligations. Derivatives used for hedging purposes may reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by portfolio management or if the cost of the derivative outweighs the benefit of the hedge.

BondBloxx Private Credit CLO ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

BondBloxx Private Credit CLO ETF | Interest Rate Risk [Member]
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Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

BondBloxx Private Credit CLO ETF | Newly Issued Securities Risk [Member]
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Newly Issued Securities Risk. The credit obligations in which the Fund invests may include newly issued securities, or “new issues,” such as initial debt offerings. New issues may have a magnified impact on the performance of the Fund during periods in which it has a small asset base. The impact of new issues on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. New issues may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Certain new issues, such as initial debt offerings, may be volatile in price due to the absence of a prior trading market, limited quantities available for trading and limited information about the issuer. The Fund may hold new issues for a short period of time. This may increase the Fund’s portfolio turnover and may lead to increased expenses for the Fund, such as transaction costs. In addition, new issues can experience an immediate drop in value after issuance if the demand for the securities does not continue to support the offering price.

BondBloxx Private Credit CLO ETF | Extended Settlement Risk [Member]
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Extended Settlement Risk. Newly issued CLOs purchased in the primary market typically experience delayed or extended settlement periods. In the period following such a purchase and prior to settlement these CLOs may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.

BondBloxx Private Credit CLO ETF | Investment Focus Risk [Member]
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Investment Focus Risk. Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underling these CLOs. The Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.

BondBloxx Private Credit CLO ETF | Foreign Exposure Risk [Member]
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Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities and securities denominated in foreign currencies. As a result, its returns and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. The Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

BondBloxx Private Credit CLO ETF | Inflation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

BondBloxx Private Credit CLO ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Transaction Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities, because of the nature of the Fund’s investments. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in the Fund’s shares may be less tax-efficient than an investment in a conventional ETF. In addition, Creation Unit redemptions for cash may cause the Fund to incur portfolio transaction fees or charges it would not otherwise incur with an in-kind redemption, to the extent such fees or charges are not offset by the redemption transaction fee paid by Authorized Participants (“APs”). In addition, the Fund’s use of cash transactions may result in wider bid-ask spreads in Fund shares trading in the secondary market as compared to ETFs that transact exclusively on an in-kind basis.

BondBloxx Private Credit CLO ETF | Market Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

BondBloxx Private Credit CLO ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
BondBloxx Private Credit CLO ETF | No Operating History [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	No Operating History. As a newly organized entity, the Fund has no operating history. The Fund’s shares have no history of public trading.
BondBloxx Private Credit CLO ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

BondBloxx Private Credit CLO ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

BondBloxx Private Credit CLO ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

BondBloxx Private Credit CLO ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

BondBloxx Private Credit CLO ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively-managed ETF. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. See also “Management—Manager of Managers Structure.”

BondBloxx Private Credit CLO ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund or an Underlying Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

BondBloxx Private Credit CLO ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures. The Fund and BIM seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

BondBloxx Private Credit CLO ETF | Valuation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by a lack of current market prices, technological issues or errors by pricing services or other third-party service providers. See also “Debt Securities Risk—Valuation Risk.”

BondBloxx Private Credit CLO ETF | Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic or computer systems of the Fund, BIM, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of its service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

BondBloxx Private Credit CLO ETF | Exchange Traded Fund And Other Investment Company Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund and Other Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

BondBloxx Private Credit CLO ETF | BondBloxx Private Credit CLO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PCMM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 220

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, acquired fund fees and expenses, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.